CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Revenues		$ 90,435	$ 97,035	$ 99,140
Cost of sales		(52,315)	(55,586)	(57,250)
Gross profit		38,120	41,449	41,890
Other operating income		91	102	100
Research and development expenses		(5,325)	(5,369)	(5,657)
Selling, general and administrative expenses		(27,661)	(29,477)	(32,246)
Selling, general and administrative expenses - tax audit settlement		(5,042)
Impairment charges		(24,295)	(26,932)	(41,755)
Operating loss		(24,112)	(20,227)	(37,668)
Financial income		697	2,124	3,198
Financial expenses		(6,582)	(5,080)	(5,405)
Net financing expense		(5,885)	(2,956)	(2,207)
Loss before tax		(29,997)	(23,183)	(39,875)
Total income tax credit	[1]	1,006	525	1,214
Loss for the year on continuing operations		(28,991)	(22,658)	(38,661)
Profit/(Loss) for the year on discontinued operations		77	568	(1,609)
Loss for the year (all attributable to owners of the parent)		(28,914)	(22,090)	(40,270)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Profit/(Loss) for the year on discontinued operations		$ 77	$ 568	$ (1,609)
Basic loss per ADS (US Dollars) - continuing operations		$ (0.35)	$ (0.27)	$ (0.45)
Diluted loss per ADS (US Dollars) - continuing operations		(0.35)	(0.27)	(0.45)
Basic loss per ADS (US Dollars) - group		(0.35)	(0.26)	(0.47)
Diluted loss per ADS (US Dollars) - group		(0.35)	(0.26)	(0.47)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic loss per ADS (US Dollars) - continuing operations		(1.39)	(1.08)	(1.79)
Diluted loss per ADS (US Dollars) - continuing operations		(1.39)	(1.08)	(1.79)
Basic loss per ADS (US Dollars) - group		(1.38)	(1.06)	(1.86)
Diluted loss per ADS (US Dollars) - group		$ (1.38)	$ (1.06)	$ (1.86)

[1]	In 2019, there was a deferred tax credit of US$444,000 (2018: charge of US$369,000; 2017: credit of US$170,000) recognised in respect of Ireland and a deferred tax credit of US$397,000 (2018: credit of US$775,000; 2017: credit of US$1,501,000) recognised in respect of overseas tax jurisdictions.